T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 5,030 5,944
Total Argentina (Cost
$4,860
)
5,944
BRAZIL 5.6%
Common Stocks 5.6%
B3  6,141,128 15,691
Localiza Rent a Car  1,451,499 16,933
Localiza Rent a Car, Right,
2/3/23 (1) 5,782 20
Raia Drogasil  2,997,308 14,702
WEG  813,225 6,140
Total Brazil (Cost
$43,345
)
53,486
CHILE 0.5%
Common Stocks 0.5%
Banco Santander Chile, ADR (USD)  296,329 5,011
Total Chile (Cost
$4,467
)
5,011
CHINA 37.8%
Common Stocks 27.1%
Alibaba Group Holding (HKD) (1) 961,224 13,216
Alibaba Group Holding, ADR
(USD) (1) 102,152 11,257
China Overseas Land & Investment
(HKD)  5,698,500 15,387
China Resources Mixc Lifestyle
Services (HKD)  1,024,800 5,905
ENN Energy Holdings (HKD)  263,000 3,963
JD.com, Class A (HKD)  308,009 9,146
KE Holdings, ADR (USD) (1) 174,991 3,209
Kingdee International Software
Group (HKD) (1) 1,943,000 4,241
Li Auto, ADR (USD) (1) 211,171 5,258
Li Auto, Class A (HKD) (1) 17,800 218
Li Ning (HKD)  1,837,000 18,160
Meituan, Class B (HKD) (1) 758,250 16,951
Nongfu Spring, Class H (HKD)  482,600 2,732
Pinduoduo, ADR (USD) (1) 84,561 8,285
Silergy (TWD)  328,000 6,675
Sunny Optical Technology Group
(HKD)  215,900 2,914
Tencent Holdings (HKD)  1,211,400 59,030
Wuxi Biologics Cayman (HKD) (1) 284,000 2,371
Yum China Holdings (HKD)  53,050 3,214
Yum China Holdings (USD)  641,192 39,504
Zhongsheng Group Holdings (HKD)  5,025,500 28,435
260,071
Common Stocks - China A
Shares 10.7%
Centre Testing International Group,
A Shares (2) 1,083,100 3,814
Shares $ Value
(Cost and value in $000s)
Chacha Food, A Shares (CNH)  769,600 5,209
Chacha Food, A Shares (2) 199,700 1,351
Foshan Haitian Flavouring & Food, A
Shares (CNH)  568,500 6,700
Fuyao Glass Industry Group, A
Shares (CNH)  2,154,100 12,486
Glodon, A Shares (CNH)  55,000 534
Glodon, A Shares (2) 657,100 6,374
Hongfa Technology, A Shares (CNH)  914,400 5,086
Hundsun Technologies, A Shares
(CNH)  1,544,170 10,830
Kweichow Moutai, A Shares (CNH)  18,800 5,156
Shenzhen Inovance Technology, A
Shares (CNH)  826,800 8,751
Songcheng Performance
Development, A Shares (CNH)  1,779,600 3,843
Songcheng Performance
Development, A Shares (2) 3,834,553 8,278
Yifeng Pharmacy Chain, A Shares
(CNH)  1,476,740 12,433
Zhejiang Sanhua Intelligent
Controls, A Shares (CNH)  1,736,900 6,607
ZWSOFT Guangzhou, A Shares (2) 180,809 5,810
103,262
Total China (Cost
$307,983
)
363,333
HONG KONG 3.3%
Common Stocks 3.3%
AIA Group  1,009,200 11,412
Budweiser Brewing APAC  6,413,700 20,237
Total Hong Kong (Cost
$21,073
)
31,649
HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank  273,445 8,239
Total Hungary (Cost
$9,713
)
8,239
INDIA 13.1%
Common Stocks 13.1%
Asian Paints  131,379 4,394
Axis Bank  654,237 6,993
HDFC Asset Management  169,561 3,944
HDFC Bank  623,845 12,294
HDFC Life Insurance  1,255,859 8,910
Hindustan Unilever  180,473 5,694
Housing Development Finance  505,479 16,309
Infosys  785,800 14,803
Kotak Mahindra Bank  809,506 17,226
Maruti Suzuki India  53,104 5,792
Reliance Industries  485,299 14,016
Tata Consultancy Services  70,456 2,908
Voltas  1,304,839 12,818
Total India (Cost
$109,010
)
126,101

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.0%
Common Stocks 1.0%
Bank Central Asia  13,807,500 7,836
Sumber Alfaria Trijaya  11,171,600 2,112
Total Indonesia (Cost
$4,383
)
9,948
MEXICO 3.1%
Common Stocks 3.1%
Grupo Financiero Banorte, Class O  804,736 6,667
Grupo Mexico, Series B  1,589,670 7,070
Wal-Mart de Mexico  4,031,582 15,741
Total Mexico (Cost
$23,151
)
29,478
NETHERLANDS 2.1%
Common Stocks 2.1%
ASML Holding  22,001 14,557
Prosus  66,588 5,377
Total Netherlands (Cost
$17,020
)
19,934
PERU 0.4%
Common Stocks 0.4%
Credicorp (USD)  32,060 4,306
Total Peru (Cost
$4,660
)
4,306
PHILIPPINES 1.8%
Common Stocks 1.8%
BDO Unibank  1,894,122 4,272
Jollibee Foods  380,440 1,660
SM Investments  402,847 6,812
Universal Robina  1,994,500 5,039
Total Philippines (Cost
$12,982
)
17,783
POLAND 0.4%
Common Stocks 0.4%
Powszechna Kasa Oszczednosci
Bank Polski  509,531 3,800
Total Poland (Cost
$3,590
)
3,800
QATAR 0.8%
Common Stocks 0.8%
Qatar National Bank  1,618,894 8,025
Total Qatar (Cost
$8,458
)
8,025
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 1,397,220 —
Ozon Holdings, ADR (USD) (1)(3) 153,440 —
X5 Retail Group, GDR (USD) (1)(3) 442,656 —
Shares $ Value
(Cost and value in $000s)
Yandex, Class A (USD) (1)(3) 212,483 —
Total Russia (Cost
$29,246
)
—
SAUDI ARABIA 2.2%
Common Stocks 2.2%
Al Rajhi Bank (1) 235,367 5,167
Arabian Internet & Communications
Services  43,027 2,913
Nahdi Medical  242,401 12,297
Saudi British Bank  97,732 947
Total Saudi Arabia (Cost
$18,865
)
21,324
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 76,883 4,955
Total Singapore (Cost
$7,001
)
4,955
SOUTH AFRICA 2.9%
Common Stocks 2.9%
Capitec Bank Holdings  90,471 9,344
Clicks Group  640,393 9,775
FirstRand  2,291,701 8,515
Total South Africa (Cost
$23,644
)
27,634
SOUTH KOREA 6.9%
Common Stocks 6.9%
LG Chem  27,919 15,758
NAVER  29,007 4,819
POSCO Holdings  25,704 6,316
Samsung Electronics  798,819 39,789
Total South Korea (Cost
$29,046
)
66,682
TAIWAN 10.2%
Common Stocks 10.2%
Chailease Holding  1,047,000 7,891
Taiwan Semiconductor
Manufacturing  4,796,219 84,638
Vanguard International
Semiconductor  1,634,000 5,492
Total Taiwan (Cost
$28,275
)
98,021
THAILAND 1.9%
Common Stocks 1.9%
Bumrungrad Hospital  258,400 1,699
CP ALL  6,980,300 13,892
Siam Cement  246,000 2,504
Total Thailand (Cost
$14,111
)
18,095

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
First Abu Dhabi Bank  1,481,223 5,494
Total United Arab Emirates (Cost
$4,076
)
5,494
UNITED STATES 1.1%
Common Stocks 1.1%
Las Vegas Sands (1) 181,400 10,703
Total United States (Cost
$10,003
)
10,703
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve
Fund, 4.36% (4)(5) 10,199,039 10,199
Total Short-Term Investments
(Cost $10,199) 10,199
Total Investments in
Securities 98.8%
(Cost $749,161) $ 950,144
Other Assets Less Liabilities 1.2% 11,373
Net Assets 100.0% $ 961,517
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ —# $ — $ 117+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government Reserve Fund, 4.36% $ 42,565  ¤  ¤ $ 10,199^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $117 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $10,199.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E146-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 98,432 $ 841,513 $ — $ 939,945
Short-Term Investments 10,199 — — 10,199
Total $ 108,631 $ 841,513 $ — $ 950,144